Acquisitions, Dispositions, and Deconsolidations - Schedule of Purchase Price Allocations, Construction Segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Goodwill	$ 112.5	$ 157.4		$ 117.4
DBMG
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other invested assets			$ 0.9
Cash and cash equivalents			8.6
Accounts receivable			28.8
Property, plant and equipment			15.4
Goodwill			50.7
Intangibles			44.1
Other assets			18.9
Total assets acquired			167.4
Accounts payable and other current liabilities			(23.7)
Other liabilities			(3.9)
Total liabilities assumed			(27.6)
Total net assets acquired			$ 139.8